Nature of Operations	12 Months Ended
Dec. 31, 2025
Nature Of Operations And Going Concern [Abstract]
Nature of Operations
Note 1 - Nature of Operations
Elemental Royalty Corporation (formerly Elemental Altus Royalties Corp.) (the “Company” or “Elemental”), incorporated under the laws of the Province of British Columbia. The Company is primarily involved in the acquisition and generation of precious and base metal royalties. The registered office address is Suite 905, 815 West Hastings Street, Vancouver, British Columbia, Canada and the Company's head office is 10001 W. Titan Road, Littleton, Colorado, USA. The Company’s common shares trade on the TSX Venture Exchange under the ticker symbol “ELE” and effective November 25, 2025, the Nasdaq Exchange under the trading symbol “ELE”.
During the year ended December 31, 2025 the Company closed an arrangement agreement whereby the Company acquired all of the issued and outstanding shares of EMX Royalty Corporation ("EMX") (the "Transaction") (Note 4). In connection with the closing of the acquisition of EMX, the Company changed its name to Elemental Royalty Corporation.

These consolidated financial statements of the Company are presented in United States Dollars ("US Dollars" or "US$"), unless otherwise noted, which is the functional currency of the parent company. The notation “$” represents US dollars, “C$” represents Canadian dollars, and “A$” represents Australian dollars.
Note 2 - Basis of Presentation
Statement of Compliance
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board and interpretations of the International Financial Reporting Interpretations Committee (the "IFRS Accounting Standards").
These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as fair value through profit or loss, which are stated at their fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.
The financial statements were approved by the board and authorized for issue on March 23, 2026.
Basis of Consolidation
The consolidated financial statements comprise the accounts of Elemental Royalty Corporation, the parent company, and its controlled subsidiaries, after the elimination of all intercompany balances and transactions. For the period from October 17 to November 13, 2025 Tether Investments S.A. de C.V. owned more than 50% of the Company and was the ultimate parent company for this period of time.
Subsidiaries are all entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases. The accounts of subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Inter-company transactions, balances and unrealized gains or losses on transactions are eliminated.
Note 2 - Basis of Presentation (continued)
Material subsidiaries are listed in the following table:

			Ownership Percentage
Name	Place of Incorporation	Functional Currency	2025	2024

Altus Royalties Limited	Australia	US Dollar	100%	100%
Altus Strategies Limited	Australia	US Dollar	100%	100%
Bullion Monarch Mining, Inc.	United States of America	US Dollar	100%	—%
Elemental One Limited	BVI	US Dollar	100%	100%
Elemental Resources Limited	England & Wales	Pound Sterling	100%	100%
Elemental Royalties (Australia) Pty Ltd.	Australia	US Dollar	100%	100%
Elemental Royalties Delaware	United States of America	US Dollar	100%	100%
EMX (USA) Services Corp.	United States of America	US Dollar	100%	—%
EMX Chile SpA	Chile	US Dollar	100%	—%
EMX Royalty Corporation	Canada	US Dollar	100%	—%
Eurasia Madencilik Ltd. Sirketi	Türkiye	US Dollar	100%	—%
Minera Tercero SpA	Chile	US Dollar	100%	50%
In general, there is a presumption that holding a majority of voting rights results in control. To support this presumption, and when the Company holds less than a majority of the voting rights or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has control over an investee, including:
•Contractual arrangements with the other vote holders of the investee
•Rights arising from other contractual arrangements
•The Company’s voting rights and potential voting rights
The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an interest commences when the Company obtains control over the interest and ceases when the Company loses control of the interest. Assets, liabilities, income and expenses of an interest acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the interest.
Profit or loss and each component of other comprehensive income are attributed to the equity holders of the parent company of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
Joint arrangements exist where the Company has joint control of an entity and they are classified as either a joint operation or a joint venture.
Entities are recognized as joint operations if the following criteria are fulfilled:
•Their legal form gives parties rights to the assets and obligations for the liabilities relating to the joint arrangement
•The contractual terms of the joint arrangement specify that parties have rights to the assets and obligations for the liabilities relating to the arrangement.
•The arrangement has been designed by the parties so that its activities provide the parties with an output which represents rights to substantially all of the economic benefits of the assets held in the separate vehicle.
Note 2 - Basis of Presentation (continued)
Joint operations are accounted for by recognizing the Company’s share of any jointly held or incurred assets, liabilities, revenues and expenses. Joint ventures and investments in associates are accounted for using the equity method. Following the acquisition of EMX Royalty Corporation (Note 4), the Company's investment in SLM California was accounted for as a joint operation, which had previously been accounted for as an investment in associate.
An associate is an entity over which the Company has significant influence and is neither a subsidiary nor a joint arrangement. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policies.
Critical Accounting Estimates and Judgments
The preparation of financial statements in conformity with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. Areas of judgment and estimation that have the most significant effect on the amounts recognized in the consolidated financial statements are outlined below:
(a) Impairment review of royalty interests
At the end of each reporting period, it is assessed whether there are any indicators that the carrying value may not be recoverable or that an impairment loss previously recognized may no longer exist that gives rise to the requirement to conduct an impairment or impairment reversal analysis. Impairment or impairment reversal is assessed at the cash-generating unit (CGU) level, which is usually at the individual royalty from which independent cash inflows are generated.
Management uses judgment when assessing whether there are indicators of impairment, considering variables such as future commodity prices and guidance from the mine operators such as reserve and resource estimates or other relevant information from the operators which may indicate production from the interests will not likely occur or may be significantly reduced in the future. If such an indication exists, the recoverable amount of the interest is estimated in order to determine the extent of the impairment (if any). The test to determine the recoverable amount is performed using an income-based approach based on a discounted cash flow model which includes the following significant assumptions: future commodity prices, discount rate, and forecasted production based on mineral reserve and resource estimates from the operators. Management’s estimates of forecasted production of mineral reserves and mineral resources from the operators are based on information compiled by qualified persons (management’s expert).
(b) Taxation
The Company's accounting policy for taxation requires management's judgment as to the types of arrangements considered to be a tax on income in contrast to an operating cost. Judgment is also required in assessing whether deferred tax assets and certain deferred tax liabilities are recognized on the statement of financial position and their related measurement.
Deferred tax assets, including those arising from unused tax losses, capital losses and temporary differences, are recognized only where it is considered probable that they will be recovered, which is dependent on the generation of sufficient future taxable profits. Deferred tax liabilities arising from temporary differences caused principally by the expected royalty revenues generated by the royalty property are recognized unless expected offsetting tax losses are sufficient to offset the taxable income and therefore, taxable income is not expected to occur in the foreseeable future. Assumptions about the generation of future taxable profits depend on management's estimates of future cash flows. These depend on estimates of future production and sales volumes, commodity prices, and mineral reserves. Judgments are also required about the application of income tax legislation in foreign jurisdictions.
Note 2 - Basis of Presentation (continued)
These judgments and assumptions are subject to risk and uncertainty, hence there is a possibility that changes in circumstances will alter expectations, which may impact the amount of deferred tax assets and deferred tax liabilities recognized on the statement of financial position and the amount of other tax losses and temporary differences not yet recognized. In such circumstances, some or the entire carrying amount of recognized deferred tax assets and liabilities may require adjustment, resulting in a corresponding credit or charge to profit or loss.
(c) Business combinations
The assessment of whether an acquisition meets the definition of a business or is considered an asset acquisition is an area of key judgment. For an acquisition to constitute a business acquisition, the Company should be acquiring inputs and substantive processes which could deliver an output. Management would need to apply judgment to determine whether any processes were acquired as part of the acquisition of assets.
For both business combinations and asset acquisitions, the assumptions and estimates with respect to determining the fair values often require management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of assets acquired and liabilities assumed, those of royalty interests and other properties in particular, generally require a high degree of judgment and include estimates such as discount rates, long-term forecast commodity prices, and the future production of operator mineral reserves and mineral resources information. Changes in the judgments made or in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets and liabilities.
For accounting purposes, the Company determined that the Transaction met the definition of a business combination under IFRS 3 - Business Combinations and applied the acquisition method of accounting. The closing date of the Transaction was determined to be November 13, 2025 and Elemental was determined to be the acquiring company. Upon completion of the acquisition of EMX, Elemental and EMX shareholders owned 51% and 49% of the Company, respectively.
Sources of Estimation Uncertainty
Mineral reserves and mineral resources
Royalty interests of the Company that generate economic benefit are depleted using a units-of-production method (based on units sold) over the anticipated life of the mine to which the interest relates. This is determined using available information regarding proven and probable mineral reserves and the portion of mineral resources expected to be classified as mineral reserves at the mine corresponding to the specific agreement. These calculations require the use of estimates and assumptions, including the mineral reserves and mineral resources relating to each royalty interest. Mineral reserves and mineral resources are estimates of the amount of minerals that can be extracted from the mining properties at which the Company has royalty interests. Changes to the mineral reserves mineral and resources assumptions could directly impact the depletion rates used. Changes to depletion rates are accounted for prospectively.